CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease and other revenue	$ 12,894			$ 6,657														$ 35,993	$ 19,093
Total revenue	316,468	$ 264,498		258,654		$ 256,161		$ 230,278		$ 201,176		$ 185,455		$ 168,535		$ 196,171		906,318	745,093	$ 1,009,591	$ 751,337	$ 1,076,680
Cost of goods and services	202,734			173,880														594,605	500,329	691,124	556,009	742,041
Gross profit	113,734	73,703		84,774		84,630		75,360		61,012		47,254		32,610		54,452		311,713	244,764	318,467	195,328	334,639
Selling, general and administrative expense	69,022			54,828														194,568	162,359	219,517	205,409	245,723
Operating income (loss)																				98,950	(10,081)	88,916
Interest expense, net	10,584			79														16,813	199
Other expense, net	910			2,941														3,724	7,929	9,666	8,753	11,651
Income (loss) before income taxes	33,218			26,926														96,608	74,277	89,284	(18,834)	77,265
Provision for (benefit from) income taxes	7,723			8,241														24,324	22,973	(22,284)	(8,043)	24,131
Net income (loss)	25,495	60,264		18,685		19,033		13,586		4,167		(2,154)		(10,294)		(2,510)		72,284	51,304	111,568	(10,791)	53,134
Net income (loss) attributable to noncontrolling interest	232			264														295	860	930	1,851	1,436
Net income	$ 25,263	$ 60,194		$ 18,421		$ 18,754		$ 13,269		$ 3,769		$ (2,503)		$ (10,872)		$ (3,036)		$ 71,989	$ 50,444	$ 110,638	$ (12,642)	$ 51,698
Earnings per share, basic	$ 0.33	$ 0.78	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.17	[1]	$ 0.05	[1]	$ (0.03)	[1]	$ (0.14)	[1]	$ (0.04)	[1]	$ 0.93	$ 0.65
Earnings per share, diluted	$ 0.33	$ 0.77	[1]	$ 0.24	[1]	$ 0.24	[1]	$ 0.17	[1]	$ 0.05	[1]	$ (0.03)	[1]	$ (0.14)	[1]	$ (0.04)	[1]	$ 0.93	$ 0.65
Weighted-average number of shares outstanding, basic	77,340			77,340														77,340	77,340
Weighted-average number of shares outstanding, diluted	77,569			77,890														77,742	77,890
Product [Member]
Revenue	$ 283,103			$ 235,848														$ 808,311	$ 679,837
Service [Member]
Revenue	$ 20,471			$ 16,149														$ 62,014	$ 46,163

[1]	On May 9, 2018, 77,339,828 shares of our common stock were distributed to Dover stockholders in conjunction with the Separation. For comparative purposes, we have assumed the shares issued in conjunction with the Separation to be outstanding as of the beginning of each period prior to the Separation. In addition, we have assumed the potential dilutive securities outstanding as of May 8, 2018, were outstanding and fully dilutive in each of the periods prior to the Separation.